The Select
                                     Family
                             Money Market Portfolio
                                  Annual Report
                                 August 31, 1999

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                       ANNUAL INVESTMENT ADVISER'S REPORT

     One year ago, economic and financial crises around the world threatened the continuation of the eight-year expansion of the U.S. economy. With the assistance, however, of lower interest rates, low inflation and a consumer driven spending spree, the U.S. economy moved ahead at a brisk pace through August of 1999. First quarter gross domestic product (GDP) grew by 4.5%, and while the second quarter slipped to 1.6%, estimates for the third quarter range as high as 5%. During the same period, price and wage pressures remained tame. The GDP deflator reported a 1.4% increase through the first half of the year, and consumer and wholesale prices for August showed moderate 2.3% increases on a year-over-year basis. Energy costs, in particular, accounted for most of the increases in CPI and PPI, as the price of oil reached $25 a barrel.

     With the threat of global turmoil behind them, the Federal Reserve began to rescind its three monetary policy easings effected last fall. Twice in the last three months, the Fed raised short-term interest rates by a quarter point. The current federal funds rate of 5.25% should, according to the Fed, "markedly diminish the risk of rising inflation."

     The Fed's tightenings had an immediate impact on the taxable money markets. Overnight rates increased commensurate with the Fed's moves, while longer-dated securities with maturities out to one year experienced larger gains. The result was a steeper yield curve with yields on one-year obligations exceeding 6%. The Y2K factor also came into play this year. Investments into January, 2000 often carried incentives of 40-50 basis points versus December, 1999 maturities, as investors sought extra liquidity for year-end uncertainties. The U.S. Treasury and agency yield curves also steepened and the spreads widened between the two sectors. The Money Market Portfolio maintained moderately extended maturities for most of the year as the market tended to overvalue the magnitude of future Fed tightenings. This allowed the portfolios to maintain a longer positioning, even in an environment of rising rates. On August 31, the Money Market Portfolio had assets of $2,739,120,331.

     The Fund, like any business, could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Fund's investment adviser is currently working to avoid such problems. The
Fund's investment adviser is also working with other systems providers and vendors servicing the Portfolios to determine their systems' ability to handle Year 2000 problems. There is no guarantee, however, that systems will work properly on or after January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

                                  BlackRock Institutional Management Corporation

                                  (Please dial toll-free 800-430-9618 for
                                  questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBBFund,Inc.:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, a separately managed portfolio of The RBB Fund, Inc. (the "Fund"), at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopersLLP

2400 Eleven Penn Center
Philadelphia,Pennsylvania

October 15, 1999

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
CERTIFICATES OF DEPOSIT--14.6%
DOMESTIC CERTIFICATES OF DEPOSIT--7.1%
First National Bank of Chicago
   5.230% 10/20/99 .......................           $ 60,000     $   60,001,246
   6.060% 08/14/00 .......................             15,000         14,992,908
   4.980% 01/06/00 .......................             50,000         49,996,642
Key Bank N.A.
   5.705% 07/12/00 .......................             10,000          9,998,760
Wilmington Trust Co.
   5.060% 10/20/99 .......................             25,000         25,000,000
   5.530% 01/12/00 .......................             20,000         20,000,000
   5.070% 01/14/00 .......................             14,400         14,400,000
                                                                  --------------
                                                                     194,389,556
                                                                  --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--7.5%
Canadian Imperial Bank of Commerce
   5.025% 01/27/00 .......................             30,000         29,999,413
   5.120% 02/23/00 .......................             22,300         22,294,773
   5.180% 03/15/00 .......................             29,700         29,699,785
   5.180% 03/16/00 .......................             25,000         24,996,102
National Westminster Bank
   4.980% 01/10/00 .......................             15,000         14,998,961
   5.280% 04/03/00 .......................             25,000         24,996,849
Svenska Handelsbanken, Inc.
   5.178% 03/16/00 .......................             25,000         24,993,829
Toronto Dominion NY
   5.000% 01/05/00 .......................             15,000         14,999,500
   5.100% 02/22/00 .......................             20,000         19,996,325
                                                                  --------------
                                                                     206,975,537
                                                                  --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $401,364,726) ...............                           401,365,093
                                                                  --------------
COMMERCIAL PAPER--56.6%
AGRICULTURAL SERVICES--2.1%
Cargill Global Funding PLC 4-2
   5.420% 01/19/00 .......................             25,000         24,473,056
   5.420% 01/28/00 .......................             35,000         34,214,853
                                                                  --------------
                                                                      58,687,909
                                                                  --------------

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
AIRCRAFT ENGINES & PARTS--3.8%
Allied Signal, Inc. 4-2
   4.920% 09/10/99 .......................           $ 25,000     $   24,969,250
   5.200% 10/08/99 .......................             35,000         34,812,944
   5.250% 02/15/00 .......................             25,000         24,391,146
   5.250% 02/28/00 .......................             20,000         19,475,000
                                                                  --------------
                                                                     103,648,340
                                                                  --------------
ASSET BACKED SECURITIES--19.8%
Barton Capital Corp. 4-2
   5.140% 09/10/99 .......................             66,110         66,025,049
Delaware Funding Corp. 4-2
   5.120% 09/10/99 .......................             61,700         61,621,024
Enterprise Funding Corp. 4-2
   5.270% 09/20/99 .......................             10,750         10,720,100
   5.230% 10/13/99 .......................              5,616          5,581,733
Moriarty L.L.C. 4-2
   5.300% 09/07/99 .......................             20,000         19,982,333
   5.330% 10/25/99 .......................             60,000         59,520,300
Moriarty Ltd. 4-2
   5.140% 09/15/99 .......................             40,000         39,920,044
   5.180% 10/12/99 .......................             20,000         19,882,011
Sigma Finance, Inc. 4-2
   5.210% 10/28/99 .......................             25,000         24,793,771
   5.410% 11/04/99 .......................             28,256         27,984,240
   5.400% 11/08/99 .......................             25,000         24,745,000
   5.410% 11/15/99 .......................             61,700         61,004,590
Trident Capital Finance, Inc. 4-2
   5.170% 09/14/99 .......................             75,000         74,859,979
Triple A-1 Funding 4-2
   5.180% 09/20/99 .......................             46,796         46,668,065
                                                                  --------------
                                                                     543,308,239
                                                                  --------------
BANKS--9.0%
AB Spin Tab Swedmortgage 3-A-3
   4.880% 09/07/99 .......................             49,500         49,459,740
   5.350% 11/10/99 .......................             55,000         54,427,847
Abbey National North America 3-A-3
   4.920% 01/31/00 .......................             24,000         23,501,440
   4.910% 02/01/00 .......................             25,000         24,478,313
J.P. Morgan & Co. 3-A-3
   4.830% 09/27/99 .......................             25,000         24,912,792

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
BANKS--(CONTINUED)
San Paolo U.S. Financial Inc. 3-A-3
   4.950% 11/17/99 .......................           $ 20,000     $   19,788,250
Santander Finance, Inc. 3-A-3
   5.180% 10/18/99 .......................             50,000         49,661,861
                                                                  --------------
                                                                     246,230,243
                                                                  --------------
COMMUNICATION EQUIPMENT NEC--0.9%
Alcatel Alsthom Inc. 3-A-3
   5.430% 03/13/00 .......................             25,000         24,268,458
                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.7%
General Electric Co. 3-A-3
   5.110% 09/08/99 .......................             18,000         17,982,115
                                                                  --------------
MOTOR VEHICLES PARTS & ACCESSORIES--1.8%
Eaton Corp. 4-2
   5.180% 10/04/99 .......................             50,000         49,762,583
                                                                  --------------
NEWSPAPER: PUBLISHING & PRINTING--2.2%
Knight-Ridder, Inc. 3-A-3
   4.810% 09/10/99 .......................             10,000          9,987,975
   5.280% 09/24/99 .......................             49,500         49,333,020
                                                                  --------------
                                                                      59,320,995
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--1.8%
Associates First Capital Corp. 3-A-3
   5.180% 10/19/99 .......................             50,000         49,654,667
                                                                    ------------
RETAIL - DEPARTMENT STORES--2.2%
St. Michael Finance Ltd. 3-A-3
   5.270% 10/12/99 .......................             61,355         60,986,751
                                                                    ------------
SERVICES-EQUIPMENT RENTING & LEASING--0.9%
HD Real Estate Funding Corp. 4-2
   5.720% 02/07/00 .......................             25,000         24,368,417
                                                                    ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--11.4%
Associates First Capital Corp. 3-A-3
   5.150% 10/18/99 .......................             43,600         43,306,850
Finova Capital Corp. 3-A-3
   5.100% 09/10/99 .......................             55,000         54,929,875
   5.350% 10/08/99 .......................             40,000         39,780,056

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--(CONTINUED)
General Electric Capital International
   3-A-3
   5.240% 09/17/99 .......................           $  75,000    $   74,825,333
Heller Financial, Inc. 3-A-3
   5.200% 09/02/99 .......................             25,000         24,996,389
   5.250% 09/13/99 .......................             25,000         24,956,250
   5.220% 09/16/99 .......................             50,000         49,891,250
                                                                  --------------
                                                                     312,686,003
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,550,904,720) .............                         1,550,904,720
                                                                  --------------
MUNICIPAL BONDS--2.6%
FLORIDA--0.1%
Coral Springs, VRDN IDR (Suntrust)(DAGGER)
   5.400% 09/01/99 .......................              2,300          2,300,000
                                                                  --------------
GEORGIA--0.3%
De Kalb County Development
   Authority VRDN Series 1995 B
   (Emory University Project)(DAGGER)
   5.350% 09/07/99 .......................              9,485          9,485,000
                                                                    ------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B (First National Bank
   of Chicago)(DAGGER)
   5.350% 09/01/99 .......................              4,400          4,400,000
                                                                    ------------
INDIANA--0.1%
Bremen, Inc. TARN VRDN
   Series 1996 B (Society National
   Bank, Cleveland)(DAGGER)
   5.400% 09/02/99 .......................              2,390          2,390,000
                                                                    ------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Credit
   Lyonnais)(DAGGER)
   5.350% 09/01/99 .......................              4,200          4,200,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
MISSISSIPPI--0.9%
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995
   Sun Bank, N.A., Orlando(DAGGER)
   5.400% 09/07/99 ...........................       $  5,400     $    5,400,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Sun Bank, N.A., Orlando)
   Series 1995(DAGGER)
   5.400% 09/07/99 ...........................          5,600          5,600,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series1994(DAGGER)
   5.350% 09/01/99 ...........................         14,000         14,000,000
                                                                  --------------
                                                                      25,000,000
                                                                  --------------
NORTH CAROLINA--0.3%
City of Asheville Tax Corp. VRDN(DAGGER)
   5.350% 09/01/99 ...........................          8,900          8,900,000
                                                                  --------------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (Citibank N.A.)(DAGGER)
   5.350% 09/01/99 ...........................         14,800         14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $71,475,000) ....................                        71,475,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--21.6%
ASSET BACKED SECURITIES--5.6%
Asset Securitization Corp.(DAGGER)
   5.473% 09/27/99 ...........................         35,000         34,996,596
SMM Trust 1998-B(DAGGER)
   5.204% 09/15/99 ...........................         80,000         80,000,000
SMM Trust 1999-E(DAGGER)
   5.323% 10/05/99 ...........................         37,500         37,500,000
                                                                  --------------
                                                                     152,496,596
                                                                  --------------

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
BANKS--9.5%
Bayerische Hypo-Und Vereinsbank(DAGGER)
   5.186% 09/14/99 ...........................       $ 74,500     $   74,472,398
   5.186% 09/15/99 ...........................         50,000         49,972,065
Key Bank N.A.(DAGGER)
   5.035% 09/14/99 ...........................         35,000         34,983,788
   5.576% 11/26/99 ...........................         50,000         50,000,000
Royal Bank of Canada(DAGGER)
   5.156% 09/14/99 ...........................         50,000         49,998,753
                                                                  --------------
                                                                     259,427,004
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--5.6%
American Honda Finance Corp.(DAGGER)
   5.293% 11/04/99 ...........................         10,000          9,995,308
   5.340% 11/08/99 ...........................         30,000         29,983,321
   5.535% 11/17/99 ...........................         30,000         30,001,938
   5.430% 11/24/99 ...........................         44,600         44,593,706
   5.486% 11/26/99 ...........................         15,000         14,998,545
General Motors Acceptance Corp.(DAGGER)
   5.270% 10/20/99 ...........................         24,500         24,487,125
                                                                  --------------
                                                                     154,059,943
                                                                  --------------
SECURITY BROKERS & DEALERS--0.9%
Morgan Stanley Dean Witter & Co.(DAGGER)
   5.260% 10/14/99 ...........................         25,000         25,000,000
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $590,983,543) ...................                       590,983,543
                                                                  --------------
MEDIUM TERM NOTES--0.3%
SECURITY BROKERS & DEALERS--0.3%
Goldman Sachs Group LP
   5.280% 02/24/00 ...........................          7,500          7,499,928
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $7,499,928) .....................                         7,499,928
                                                                  --------------
TIME DEPOSITS--3.7%
Bank Brussels Lambert
   5.656% 09/01/99 ...........................        100,000        100,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $100,000,000) ...................                       100,000,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1999

                                                       PAR
                                                      (000)           VALUE
                                                     --------     --------------
REPURCHASE AGREEMENTS--0.3%
J.P. Morgan Securities Inc.
   (Agreement dated 08/31/99 to
   be repurchased at $9,401,449
   collateralized by $10,760,754
   par Government National
   Mortgage Association at rates
   of 6.00% and 6.50% due 08/15/29
   and 09/20/28. Market Value
   of collateral is $9,682,001.)
   5.550% 09/01/99 ...........................       $  9,400     $    9,400,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $9,400,000) .....................                         9,400,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,731,628,284*) ....................                     2,731,628,284
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ......................                         7,492,047
                                                                  --------------
NET ASSETS (Applicable to
   360,146,407 Bedford shares,
   130,925 Cash Preservation
   shares, 1,088,418,203
   Janney Montgomery Scott
   shares, 841,894,150 Sansom
   Street shares, 230,052,052
   Select Shares, 218,533,823
   Principal Shares, and 800
   other shares)--100% .......................                    $2,739,120,331
                                                                  ==============
NET ASSET VALUE, Offering and
   redemption price per share
   ($2,739,120,331 (DIVIDE) 2,739,176,360)                                 $1.00
                                                                           =====
*        Also cost for Federal income tax purposes.
(DAGGER) Variable  Rate  Obligations  -- The rate shown is the rate as of August
         31, 1999 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
IDR ..............................................Industrial Development Revenue
TARN ...............................................Taxable Adjustable Rate Note

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED AUGUST 31, 1999 (A)


                                                    MONEY MARKET
                                                     PORTFOLIO
                                                    ------------
Investment Income
Interest ...........................                $136,764,907
                                                    ------------
Expenses
   Distribution fees ...............                  10,596,485
   Investment advisory fees ........                   9,552,406
   Transfer agent fees .............                   2,501,558
   Service organization fees .......                     572,331
   Printing fees ...................                     545,693
   Custodian fees ..................                     417,907
   Legal fees ......................                     240,567
   Registration fees ...............                     225,000
   Audit fees ......................                     142,476
   Directors' fees .................                      71,775
   Insurance expense ...............                      33,113
   SEC fees ........................                       2,611
   Miscellaneous ...................                         326
                                                    ------------
                                                      24,902,248

   Less fees waived and reimbursed .                  (3,795,799)
                                                    ------------
        Total expenses .............                  21,106,449
                                                    ------------
Net investment income ..............                 115,658,458
                                                    ------------
Realized gain (loss) on investments                       72,320
                                                    ------------
Net increase in net assets resulting
from operations                                     $115,730,778
                                                    ============


(a) On December 15, 1998, the Select Class of shares of the RBB Money Market Fund began operations.

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF CHANGES IN NET ASSETS(A)


                                         FOR THE         FOR THE
                                       YEAR ENDED       YEAR ENDED
                                    AUGUST 31, 1999  AUGUST 31, 1998
                                    ---------------  ---------------
Increase (decrease)
  in net assets:
Operations:
  Net investment income .........    $  115,658,458   $  127,866,778
  Net gain (loss) on
    investments .................            72,320          (95,478)
                                     --------------   --------------
  Net increase in net
    assets resulting
    from operations .............       115,730,778      127,771,300
                                     --------------   --------------
Distributions to
  shareholders:
Dividends to
  shareholders from
  net investment income:
    Bedford shares ..............       (28,089,918)     (56,898,248)
    Cash Preservation shares ....            (7,069)         (10,274)
    Janney Montgomery Scott
      shares ....................       (43,156,041)     (38,111,646)
    Principal shares ............        (2,455,484)              --
    Sansom Street shares ........       (36,008,586)     (32,846,610)
    Select shares ...............        (5,941,360)              --
                                     --------------   --------------
                                       (115,658,458)    (127,866,778)
Distribution in excess
  of net investment income:
    Bedford shares ..............            (2,671)          (7,165)
    Cash Preservation shares ....                (1)              (1)
    Janney Montgomery Scott
      shares ....................            (2,921)          (3,979)
    Sansom Street shares ........            (2,010)          (2,838)
    Select shares ...............              (102)              --
                                     --------------   --------------
                                             (7,705)         (13,983)
      Total dividends to
        shareholders ............      (115,666,163)    (127,880,761)
                                     --------------   --------------
Net capital share transactions ..       423,497,416     (384,357,868)
                                     --------------   --------------
Total increase/(decrease) in
  net assets ....................       423,562,031     (384,467,329)
Net Assets:
  Beginning of year .............     2,315,558,300    2,700,025,629
                                     --------------   --------------
  End of year ...................    $2,739,120,331   $2,315,558,300
                                     ==============   ==============

(a) On December 15, 1998, the Select Class of shares of the RBB Money Market Fund began operations.

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (B)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        MONEY MARKET PORTFOLIO
                                                        ----------------------
                                                            FOR THE PERIOD
                                                          DECEMBER 15, 1998
                                                        TO AUGUST 31, 1999 (C)
                                                        ---------------------
Net asset value, beginning of period ................           $   1.00
                                                                --------
Income from investment operations:
   Net investment income ............................             0.0345
                                                                --------
     Total from investment operations ...............             0.0345
                                                                --------
Less distributions
   Dividends (from net investment income) ...........            (0.0345)
                                                                --------
     Total distributions ............................            (0.0345)
                                                                --------
Net asset value, end of period ......................           $   1.00
                                                                ========
Total Return ........................................           3.50%(e)
Ratios/Supplemental Data
   Net assets, end of period ........................           $230,044
   Ratios of expenses to average net assets .........          .27%(a)(d)
   Ratios of net investment income to
     average net assets .............................            4.82%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .41% for the period ended August 31, 1999.
(b) Financial highlights relate solely to the Select Class of shares within the portfolio.
(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.
(d)      Annualized.
(e)      Non-Annualized.


                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.03 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of the Fund. The classes have been grouped into sixteen separate "families", nine of which have begun investment operations: the Principal Family, the Select Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Family, the n/i numeric investors Family, the Boston Partners Family and the Schneider Family. The Select Family represents interests in the Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreement, BlackRock Institutional Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank, serves as investment adviser to the portfolio described herein, and also serves as administrator to the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC have entered into a delegation agreement, whereas PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio.

     For its advisory services, BIMC is entitled to receive the following fee, computed daily and payable monthly based on the portfolio's average daily net assets:

             PORTFOLIO                             ANNUAL RATE
  ------------------------------   --------------------------------------------
  Money Market Portfolio           .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1999, advisory fees and waivers were as follows:

                                     GROSS                             NET
                                   ADVISORY                         ADVISORY
                                      FEE            WAIVER            FEE
                                --------------   --------------   -------------
     Money Market Portfolio       $9,552,406      $(2,971,645)     $6,580,761

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 1999 the reimbursed expenses were $819,409 for the Money Market Portfolio.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC") serves as each class's disbursing agent. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of PNC Bank Corp.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1999, transfer agency fees and waivers for each class were as follows:

                                              GROSS                                     NET
                                         TRANSFER AGENCY                          TRANSFER AGENCY
                                               FEE              WAIVER                  FEE
                                        ------------------    -----------        -----------------
Money Market Portfolio
     Bedford Class                         $  366,050             $  --             $  366,050
     Cash Preservation Class                    5,156            (4,745)                   411
     Janney Montgomery Scott Class          1,679,402                --              1,679,402
     Principal Class                            1,950                --                  1,950
     Sansom Street Class                      444,751                --                444,751
     Select                                     4,249                --                  4,249
                                           ----------           -------             ----------
        Total Money Market Portfolio       $2,501,558           $(4,745)            $2,496,813
                                           ==========           =======             ==========

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation, Principal, and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1999, distribution fees for each class were as follows:

                                                       DISTRIBUTION
                                                           FEE
                                                      --------------
        Money Market Portfolio
            Bedford Class                               $ 3,832,958
            Cash Preservation Class                             657
            Janney Montgomery Scott Class                 6,150,849
            Principal Class                                 225,438
            Sansom Street Class                             386,583
                                                        -----------
                Total Money Market Portfolio            $10,596,485
                                                        ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1999 service organization fees were $572,331 for the Money Market Portfolio.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for the year were as follows:

                                                                MONEY MARKET PORTFOLIO
                                                    ---------------------------------------------
                                                         FOR THE                      FOR THE
                                                       YEAR ENDED                   YEAR ENDED
                                                     AUGUST 31, 1999              AUGUST 31, 1998
                                                     --------------                --------------
                                                          VALUE                        VALUE
                                                     --------------                --------------
Shares sold:
   Bedford Class                                     $ 1,676,808,408              $ 4,081,920,081
   Cash Preservation Class                                   114,454                      113,319
   Janney Montgomery Scott Class                       4,931,373,936                3,910,533,620
   Principal Class                                       318,334,115                           --
   Sansom Street Class                                 2,907,994,377                2,296,071,622
   Select Class                                        1,439,090,920                           --
                                                     ---------------               --------------
        Total Shares Sold                             11,273,716,210               10,288,638,642

Shares issued in reinvestment of dividends:
   Bedford Class                                          28,217,868                   56,201,453
   Cash Preservation Class                                     7,224                       10,291
   Janney Montgomery Scott Class                          43,272,113                   37,882,680
   Principal Class                                         2,206,341                           --
   Sansom Street Class                                    26,800,967                   24,189,907
   Select Class                                              347,980                           --
                                                     ---------------               --------------
        Total Shares Reinvested                          100,852,493                  118,284,331

Shares repurchased:
   Bedford Class                                      (2,107,674,545)              (4,768,237,063)
   Cash Preservation Class                                  (217,053)                    (139,525)
   Janney Montgomery Scott Class                      (4,790,786,046)              (3,780,710,398)
   Principal Class                                      (102,006,633)                          --
   Sansom Street Class                                (2,741,000,161)              (2,242,193,855)
   Select Class                                       (1,209,386,849)                          --
                                                     ---------------               --------------
        Total Shares Repurchased                     (10,951,071,287)             (10,791,280,841)
                                                     ---------------               --------------
Net increase (decrease)                              $   423,497,416              $  (384,357,868)
                                                     ===============              ===============
Select Shares authorized                                 700,000,000                  700,000,000
                                                     ===============              ===============

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 4. NET ASSETS

     At August 31, 1999, net assets consisted of the following:

          Capital paid-in                                   $2,739,176,360
          Accumulated net realized gain
             (loss) on investments                                 (56,029)
                                                             -------------
                                                            $2,739,120,331
                                                             -------------

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers five other classes of shares representing interest in the Money Market Portfolio: Bedford, Janney Montgomery Scott, Cash Preservation, Sansom Street, and Principal. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not presented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (B)

                                                             MONEY MARKET PORTFOLIO
                            -----------------------------------------------------------------------------------
                                 FOR THE         FOR THE         FOR THE            FOR THE         FOR THE
                                   YEAR            YEAR            YEAR               YEAR            YEAR
                                  ENDED           ENDED           ENDED              ENDED           ENDED
                            AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                            ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year             $   1.00         $   1.00       $     1.00        $    1.00        $   1.00
                                --------         --------       ----------        ----------       --------
Income from investment
  operations:
  Net investment income           0.0425           0.0473           0.0462            0.0469         0.0486
                                --------         --------       ----------        ----------       --------
   Total from investment
     operations                   0.0425           0.0473           0.0462            0.0469         0.0486
                                --------         --------       ----------        ----------       --------
Less distributions
  Dividends (from net
   investment income)            (0.0425)         (0.0473)         (0.0462)          (0.0469)       (0.0486)
                                --------         --------       ----------        ----------       --------
   Total distributions           (0.0425)         (0.0473)         (0.0462)          (0.0469)       (0.0486)
                                --------         --------       ----------        ----------       --------
Net asset value, end of year    $   1.00           $ 1.00       $     1.00        $     1.00       $   1.00
                                ========         --------       ----------        ----------       --------
  Total Return                     4.34%            4.84%            4.72%             4.79%          4.97%
Ratios/Supplemental Data
  Net assets, end of
     year (000)                 $360,123         $762,739       $1,392,911        $1,109,334       $935,821
  Ratios of expenses to
     average net assets           .97%(a)          .97%(a)          .97%(a)           .97%(a)        .96%(a)
  Ratios of net investment
     income to average
     net assets                    4.25%            4.73%            4.62%             4.69%          4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.08%, 1.10%, 1.12%, 1.14%, and 1.17%, for the years ended August 31,
         1999, 1998, 1997, 1996, and 1995, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS (C)

                                                         MONEY MARKET PORTFOLIO
                                   -----------------------------------------------------------------
                                                                                     FOR THE PERIOD
                                    FOR THE      FOR THE     FOR THE     FOR THE      JUNE 12, 1995
                                     YEAR         YEAR         YEAR       YEAR       (COMMENCEMENT
                                     ENDED        ENDED       ENDED       ENDED     OF OPERATIONS)TO
                                   AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,     AUGUST 31,
                                      1999        1998         1997       1996           1995
                                   ----------    --------   ----------  ----------  ----------------
Net asset value, beginning
  of year or period .............  $     1.00    $   1.00    $   1.00    $   1.00       $   1.00
                                   ----------    --------    --------    --------     ----------
Income from investment
  operations:
  Net investment income .........      0.0422      0.0469      0.0459      0.0465         0.0112
                                   ----------    --------    --------    --------     ----------
      Total from investment
        operations ..............      0.0422      0.0469      0.0459      0.0465         0.0112
                                   ----------    --------    --------    --------     ----------
Less distributions
  Dividends (from net
    investment income) ..........     (0.0422)    (0.0469)    (0.0459)    (0.0465)       (0.0112)
                                   ----------    --------    --------    --------     ----------
      Total distributions .......     (0.0422)    (0.0469)    (0.0459)    (0.0465)       (0.0112)
                                   ----------    --------    --------    --------     ----------
Net asset value, end of
  year or period ................  $     1.00    $   1.00    $   1.00    $   1.00       $   1.00
                                   ==========    ========    ========    ========     ==========
Total Return ....................       4.30%       4.81%       4.69%       4.76%        5.30%(b)
Ratios /Supplemental Data
  Net assets, end of year or
    period (000) ................  $1,088,405    $904,526    $736,855    $561,865       $443,645
  Ratios of expenses to
    average net assets ..........     1.00%(a)    1.00%(a)    1.00%(a)    1.00%(a)    1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ..................       4.22%       4.69%       4.59%       4.65%        5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.19%, 1.21%, 1.22%, 1.23% and 1.23% for the years or period ended August 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(b)      Annualized.
(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (B)

                                                                             MONEY MARKET PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                                 FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR             YEAR             YEAR             YEAR             YEAR
                                                 ENDED             ENDED            ENDED            ENDED            ENDED
                                             AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                             ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of year .......      $   1.00         $   1.00          $   1.00         $   1.00         $   1.00
                                                --------         --------          --------         --------         --------
Income from investment operations:
   Net investment income .................        0.0473           0.0520            0.0510           0.0518           0.0543
                                                --------         --------          --------         --------         --------
     Total from investment operations ....        0.0473           0.0520            0.0510           0.0518           0.0543
                                                --------         --------          --------         --------         --------
Less distributions
   Dividends (from net investment income)        (0.0473)         (0.0520)          (0.0510)         (0.0518)        (0.0543)
                                                --------         --------          --------         --------         --------
     Total distributions .................       (0.0473)         (0.0520)          (0.0510)         (0.0518)         (0.0543)
                                                --------         --------          --------         --------         --------
Net asset value, end of year .............      $   1.00         $   1.00          $   1.00         $   1.00         $   1.00
                                                ========         ========          ========         ========         ========
Total Return .............................         4.83%            5.34%             5.22%            5.30%            5.57%
Ratios/Supplemental Data
   Net assets, end of year ...............      $841,887         $684,066          $570,018         $524,359         $441,614
   Ratios of expenses to average net assets       .49%(a)          .49%(a)           .49%(a)          .48%(a)          .39%(a)
   Ratios of net investment income to
     average net assets ..................         4.73%            5.20%             5.10%            5.18%            5.43%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .62%, .62%, .64%, .65%, and .59% for the years ended August 31, 1999, 1998,
         1997, 1996 and 1995 respectively.
(b) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1999

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (B)

                                                       MONEY MARKET PORTFOLIO
                                                        ----------------------
                                                             FOR THE PERIOD
                                                            JUNE 1, 1999 TO
                                                          AUGUST 31, 1999 (C)
                                                         -------------------
Net asset value, beginning of period .................          $   1.00
----------
Income from investment operations:
   Net investment income .............................            0.0110
                                                                --------
     Total from investment operations ................            0.0110
                                                                --------
Less distributions
   Dividends (from net investment income) ............           (0.0110)
                                                                --------
     Total distributions .............................           (0.0110)
                                                                --------
Net asset value, end of period .......................          $   1.00
                                                                ========
Total Return .........................................           1.10%(e)

Ratios/Supplemental Data
   Net assets, end of period .........................          $218,530
   Ratios of expenses to average net assets ..........         .77%(a)(d)
   Ratios of net investment income to
     average net assets ..............................           4.36%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .85% for the period ended August 31, 1999.
(b) Financial highlights relate solely to the Principal Family of shares within the portfolio.
(c) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.
(d)      Annualized.
(e)      Non-Annualized.